Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property and equipment useful lives
Useful Life (Years)
Building and Improvements	4
Machinery and Equipment	3-7
Trucks and Vehicles	3-6

Schedule of identifiable intangible assets
Acquired intangible Asset	Amortization Basis	Expected Life (years)
Customer-Related	Straight-line basis	5-15
Marketing-Related	Straight-line basis	5